CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Cash	$573,384	$285,672	$426,992
Deposits	—	9,673	9,725

	$573,384	$295,345	$436,717

	As of December 31,
	2015	2014
Cash	$426,992	$630,826
Deposits	9,725	159,420

	$436,717	$790,246